CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Share Capital [member]	Reserves [member]	Accumulated other comprehensive Income [member]	Accumulated other comprehensive Income [member] Impact of Adopting IFRS 9 [member]	Retained earnings [member]	Retained earnings [member] Impact of Adopting IFRS 9 [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2016	$ 119,006,266	$ 125,735,515	$ 17,005,665			$ (32,743,616)		$ 9,008,702
Beginning balance, shares at Dec. 31, 2016		306,190,287
Statement [LineItems]
Exercise of warrants	2,857,143	$ 2,857,143
Exercise of warrants, shares		5,714,286
Exercise of options	1,128,032	$ 1,981,132	(853,100)
Exercise of options, shares		1,424,445
Share issuance costs	(2,519,632)	$ (2,519,632)
Issue of shares for cash from private placement	62,745,000	$ 62,745,000
Issue of shares for cash from private placement, shares		24,146,424
Issue of shares on convertible debenture financing	2,258,820	$ 2,258,820
Issue of shares on convertible debenture financing, shares		869,271
Issue of shares on convertible debenture interest payment	2,919,876	$ 2,919,876
Issue of shares on convertible debenture interest payment, shares		883,533
Issue of shares for exploration and evaluation assets	333,330	$ 333,330
Issue of shares for exploration and evaluation assets, shares		111,110
Share-based payments	12,493,458		12,493,458
Reserve re-allocation for expired warrants			(595,964)			595,964
Issue of shares of subsidiary to non-controlling interests	3,949,022					147,591		3,801,431
Profit (loss) for the period	(56,830,610)					(56,038,329)		(792,281)
Ending balance at Dec. 31, 2017	148,340,705	$ 196,311,184	28,050,059			(88,038,390)		12,017,852
Ending balance, shares at Dec. 31, 2017		339,339,356
Statement [LineItems]
Exercise of options	5,074,334	$ 8,351,206	(3,276,872)
Exercise of options, shares		10,458,334
Issue of shares on convertible debenture interest payment	4,048,745	$ 4,048,745
Issue of shares on convertible debenture interest payment, shares		1,439,372
Share-based payments	16,855,862		16,855,862
Issue of shares of subsidiary to non-controlling interests	5,514,517					122,466		5,392,051
Profit (loss) for the period	1,491,606					2,269,689		(778,083)
Other comprehensive income	600,821			$ 600,821
Ending balance at Dec. 31, 2018	$ 181,926,590	$ 208,711,135	$ 41,629,049	$ 97,675	$ (503,146)	$ (85,143,089)	$ 503,146	$ 16,631,820
Ending balance, shares at Dec. 31, 2018		351,237,062